UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
                                                  --------------

Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11065
                         --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

    /s/ Daniel J. Barach            New York, NY               5/13/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:       $58,235 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                               TITLE                     VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER               OF CLASS     CUSIP        (X$1000)   PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               --------  -----------     --------  --------  ------- -----  ---------- -------- ---------  ------ ----

ASCENTIAL SOFTWARE CORP      COM NEW   04362P207        3,924      211,761   SH             SOLE                211,761
BON-TON STORES INC           COM       09776J101       10,963      606,000   SH             SOLE                606,000
CELESTICA INC                SUB VTG   15101Q108        2,102      155,600   SH             SOLE                155,600
                               SHS
CHICOS FAS INC               COM       168615102        6,074      214,940   SH             SOLE                214,940
CHIQUITA BRANDS INTL INC     COM       170032809        2,678      100,000   SH             SOLE                100,000
GOODYS FAMILY CLOTHING INC   COM       382588101        2,453      271,638   SH             SOLE                271,638
INCYTE CORP                  COM       45337C102        2,391      350,000   SH             SOLE                350,000
IRVINE SENSORS CORP          COM NEW   463664508        1,751      854,299   SH             SOLE                854,299
IVILLAGE INC                 COM       46588H105       15,144    2,486,620   SH             SOLE              2,486,620
MPS GROUP INC                COM       553409103        2,270      216,000   SH             SOLE                216,000
REWARDS NETWORK INC          COM       761557107        1,906      458,200   SH             SOLE                458,200
SBS BROADCASTING SA          ORD       L8137F102        2,233       50,000   SH             SOLE                 50,000
TECNOMATIX TECHNOLOGIES LTD  ORD       M8743P105        3,122      183,891   SH             SOLE                183,891
VIRAGEN INC                  COM NEW   927638403        1,224    1,800,000   SH             SOLE              1,800,000

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